Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Itamar Medical Ltd.
Entity Central Index Key	0001613170
Document Type	F-1
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false